UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2014	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (97.8%)
Aerospace & Defense (1.2%)
AAR	13,800	$371
Alliant Techsystems	500	65

		436

Agricultural Products (0.5%)
Fresh Del Monte Produce	5,400	162

Air Freight & Logistics (1.2%)
Air Transport Services Group*	14,300	110
Atlas Air Worldwide Holdings*	4,500	154
Park-Ohio Holdings	2,900	172

		436

Aircraft (2.2%)
Alaska Air Group	5,200	229
Hawaiian Holdings*	22,400	312
Republic Airways Holdings*	14,600	145
SkyWest	7,300	78

		764

Alternative Carriers (1.6%)
Inteliquent	13,500	143
Iridium Communications*	29,500	241
Premiere Global Services*	12,100	159

		543

Apparel Retail (1.2%)
Cato, Cl A	7,800	241
Stage Stores	7,500	135
Stein Mart	4,200	54

		430

Application Software (0.4%)
Ebix	12,000	151

Asset Management & Custody Banks (2.6%)
BlackRock Kelso Capital	16,400	144
Calamos Asset Management, Cl A	12,100	143
Hercules Technology Growth Capital	12,000	197
Janus Capital Group	28,300	322
Medallion Financial	8,610	96

		902

Automotive (2.3%)
Cooper Tire & Rubber	9,800	283
Cooper-Standard Holding*	2,700	168
Standard Motor Products	3,000	108
Stoneridge*	10,200	112
Strattec Security	1,900	119

		790

Banks (14.8%)
1st Source	5,000	142
Arrow Financial	4,200	107
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	277
BBCN Bancorp	11,500	173
Berkshire Hills Bancorp	3,700	89

	Shares	Value (000)
Banks (continued)
Camden National	2,600	$92
Chemical Financial	5,540	153
Citizens & Northern	700	13
Community Trust Bancorp	2,860	100
Enterprise Financial Services	400	7
Federal Agricultural Mortgage, Cl C	3,400	99
Fidelity Southern	11,300	157
First Commonwealth Financial	34,200	293
First Defiance Financial	4,100	111
First Interstate Bancsystem, Cl A	9,500	248
First Merchants	900	18
Flushing Financial	8,000	149
Fulton Financial	23,500	266
Great Southern Bancorp	7,500	234
Home Loan Servicing Solutions	7,600	163
International Bancshares	6,900	175
Lakeland Bancorp	13,805	139
MainSource Financial Group	4,990	81
OFG Bancorp	14,700	235
Old National Bancorp	19,600	262
Peoples Bancorp	6,170	144
Popular*	4,900	156
Provident Financial Holdings	6,100	87
Republic Bancorp, Cl A	5,330	124
S&T Bancorp	8,700	212
Susquehanna Bancshares	19,000	193
Tompkins Financial	3,900	173
Webster Financial	6,000	172
WesBanco	4,900	146

		5,190

Biotechnology (0.7%)
Myriad Genetics*	3,400	123
PDL BioPharma	10,700	100

		223

Chemicals (1.2%)
FutureFuel	3,000	47
Olin	10,400	276
OMNOVA Solutions*	13,000	105

		428

Commercial Printing (1.1%)
Courier	240	3
Deluxe	1,700	94
Ennis	15,300	217
RR Donnelley & Sons	3,467	60

		374

Commercial Services (1.7%)
Convergys	9,000	175
CSG Systems International	7,290	190
Sykes Enterprises*	10,500	217

		582

Commodity Chemicals (0.2%)
Cabot	1,030	54

Schedule of Investments July 31, 2014	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Computer & Electronics Retail (0.5%)
Rent-A-Center, Cl A	7,500	$180

Computers & Services (1.6%)
Dice Holdings*	17,200	158
QLogic*	30,500	277
TeleCommunication Systems, Cl A*	34,350	108

		543

Construction & Engineering (1.1%)
MYR Group*	7,300	181
Tutor Perini*	7,100	193

		374

Consumer Products (0.6%)
Smith & Wesson Holding*	17,500	216

Distributors (0.3%)
VOXX International, Cl A*	9,500	94

Diversified REIT’s (1.7%)
Gladstone Commercial	8,100	141
Lexington Realty Trust	18,200	199
One Liberty Properties	1,700	35
RAIT Financial Trust	1,966	15
Select Income REIT	7,700	214

		604

Electrical Services (3.1%)
Avista	13,900	431
Empire District Electric	11,700	287
Portland General Electric	11,700	374

		1,092

Financial Services (1.4%)
Nelnet, Cl A	4,100	169
Oppenheimer Holdings, Cl A	5,316	121
World Acceptance*	2,600	211

		501

Food Distributors (0.4%)
SpartanNash	6,800	142

Food, Beverage & Tobacco (2.3%)
John B Sanfilippo & Son*	3,500	92
Omega Protein*	1,900	27
Sanderson Farms	3,100	282
Seneca Foods, Cl A*	2,100	60
Supervalu*	26,600	244
Universal	1,900	99

		804

General Merchandise Stores (0.6%)
Big Lots	3,900	170
Gordmans Stores	11,000	40

		210

Health Care Distributors (0.6%)
PharMerica*	8,100	219

Health Care Equipment (1.6%)
Exactech*	6,300	143

	Shares	Value (000)
Health Care Equipment (continued)
Greatbatch*	2,100	$104
Hill-Rom Holdings	5,400	213
PhotoMedex*	8,500	92

		552

Health Care Facilities (0.9%)
National Healthcare	600	33
Select Medical Holdings	19,000	295

		328

Health Care Services (1.2%)
Chemed	3,400	346
Gentiva Health Services*	4,800	87

		433

Industrials (0.8%)
Brink’s	10,700	287

Insurance (6.0%)
American Equity Investment Life Holding	8,000	177
American Financial Group	800	45
Aspen Insurance Holdings	4,600	184
CNO Financial Group	12,900	209
FBL Financial Group, Cl A	4,074	175
Horace Mann Educators	5,200	149
Magellan Health Services*	1,400	81
Protective Life	2,800	194
Stancorp Financial Group	2,800	169
Symetra Financial	13,300	303
Tower Group International	6,600	14
Triple-S Management, Cl B*	10,900	188
Universal Insurance Holdings	15,600	188

		2,076

Internet Retail (0.2%)
PetMed Express	5,800	80

IT Consulting & Other Services (0.3%)
CACI International, Cl A*	1,400	97

Leasing & Renting (1.7%)
Aircastle	5,800	104
Houston Wire & Cable	10,500	126
Ryder System	400	35
TAL International Group	4,600	203
Textainer Group Holdings	3,300	121

		589

Machinery (3.6%)
American Railcar Industries	3,300	226
Ampco-Pittsburgh	4,880	98
Columbus McKinnon	5,700	132
Hurco	3,700	119
Hyster-Yale Materials Handling	2,200	176
Kadant	2,900	111
LB Foster, Cl A	2,500	117
Meritor*	17,900	225
NACCO Industries, Cl A	746	36

Schedule of Investments July 31, 2014	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Machinery (continued)
Oshkosh	190	$9

		1,249

Marine (0.4%)
Safe Bulkers	19,300	141

Metal & Glass Containers (0.3%)
Myers Industries	6,000	111

Mortgage REIT’s (3.6%)
Anworth Mortgage Asset	40,500	206
Capstead Mortgage	23,500	302
Dynex Capital	22,700	188
Hatteras Financial	8,100	155
MFA Financial	1,800	15
Mortgage Investment Trust	12,300	226
PennyMac Mortgage Investment Trust	7,500	160
Two Harbors Investment	950	10

		1,262

Office Equipment (0.9%)
ACCO Brands*	40,700	269
Steelcase, Cl A	3,980	60

		329

Office REIT’s (2.3%)
Brandywine Realty Trust	24,300	378
CommonWealth	5,100	137
DuPont Fabros Technology	11,000	301

		816

Oil & Gas Equipment & Services (0.5%)
Newpark Resources*	11,200	137
TGC Industries*	8,795	35

		172

Oil & Gas Storage & Transportation (0.2%)
StealthGas*	6,100	65

Paper & Paper Products (1.7%)
Domtar	4,600	165
Neenah Paper	6,200	308
PH Glatfelter	5,800	138

		611

Personal Products (0.3%)
Nutraceutical International*	5,400	125

Petroleum & Fuel Products (3.8%)
Alon USA Energy	5,700	73
Delek US Holdings	3,300	96
Energy XXI Bermuda	10,500	210
Hercules Offshore*	53,600	189
Parker Drilling*	35,100	217
VAALCO Energy*	41,600	287
Warren Resources*	42,200	249
Western Refining	200	8

		1,329

	Shares	Value (000)
Pharmaceuticals (0.2%)
Questcor Pharmaceuticals	500	$45
Sciclone Pharmaceuticals*	7,700	37

		82

Printing & Publishing (2.0%)
CSS Industries	5,260	130
Journal Communications, Cl A*	15,000	163
Lexmark International, Cl A	5,400	259
Libbey*	3,800	99
McClatchy, Cl A*	12,500	60

		711

Reinsurance (3.0%)
Endurance Specialty Holdings	3,700	196
Maiden Holdings	26,800	308
Montpelier Re Holdings	9,800	289
Platinum Underwriters Holdings	2,500	146
Validus Holdings	2,900	106

		1,045

Research & Consulting Services (0.3%)
Navigant Consulting*	6,000	98

Retail (1.2%)
Big 5 Sporting Goods	10,100	100
Dillard’s, Cl A	110	13
Ingles Markets, Cl A	9,000	221
Roundy’s	17,000	82

		416

Retail REIT’s (3.1%)
Agree Realty	3,400	100
CBL & Associates Properties	9,200	172
Cedar Realty Trust	41,800	263
Excel Trust	16,600	215
Inland Real Estate	18,200	188
Pennsylvania Real Estate Investment Trust	8,100	156

		1,094

Semi-Conductors/Instruments (4.4%)
Amkor Technology*	30,300	268
Benchmark Electronics*	12,100	292
Integrated Silicon Solution	12,200	178
Key Tronic*	4,700	50
OmniVision Technologies*	16,200	363
Photronics*	12,370	99
Sanmina*	13,300	310

		1,560

Specialized Consumer Services (0.7%)
Outerwall*	4,300	237

Specialized REIT’s (1.6%)
Ashford Hospitality Prime	1,920	32
Ashford Hospitality Trust	25,800	297
Hospitality Properties Trust	2,090	60

Schedule of Investments July 31, 2014	(Unaudited)

LSV Small Cap Value Fund	Shares/ Face Amounts (000)	Value (000)
Specialized REIT’s (continued)
Sunstone Hotel Investors	12,400	$176

		565

Technology Distributors (2.1%)
Ingram Micro, Cl A*	2,210	63
Insight Enterprises*	9,700	255
SYNNEX*	2,300	148
Tech Data*	4,500	283

		749

Telephones & Telecommunications (1.3%)
Black Box	3,520	73
Comtech Telecommunications	2,100	71
NETGEAR*	7,900	247
Tessco Technologies	2,000	61

		452

Wireless Telecommunication Services (0.5%)
NTELOS Holdings	7,200	87
Spok Holdings	7,850	117

		204

Total Common Stock (Cost $31,469)		34,309

Repurchase Agreement (2.3%)
Morgan Stanley 0.000%, dated 07/31/14, to be repurchased on 08/01/14, repurchase price $791,965 (collateralized by US Treasury Obligations, par value $233,627 - $473,115, 0.125% - 1.375%, 1/15/20 - 7/15/22; with a total market value of $807,804)	$792	792

Total Repurchase Agreement (Cost $792)		792

Total Investments — 100.1% (Cost $32,261) †		$35,101

Percentages are based on Net Assets of $35,068 (000).

Cl	Class

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $32,261(000), and the unrealized appreciation and depreciation were $4,387(000) and ($1,547(000)) respectively.

The following is a list of the level of inputs used as of July 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,309	$—	$—	$34,309
Repurchase Agreement	—	792	—	792
Total Investments in Securities	$34,309	$792	$—	$35,101

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of July 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-004-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014